UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments

Senior Floating-Rate Interests — 92.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.6%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	8,900	$8,965,824
DAE Aviation Holdings, Inc.
Revolving Loan, 3.53%, Maturing July 31, 2013(2)	20,000	18,650,000
Term Loan, 7.25%, Maturing July 31, 2014	17,676	17,675,616
Term Loan, 7.25%, Maturing July 31, 2014	17,963	17,963,473
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	6,638	6,737,129
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012	30,143	24,491,339
Sequa Corporation
Term Loan, 3.62%, Maturing December 3, 2014	8,989	8,984,762
Term Loan, 6.25%, Maturing December 3, 2014	3,002	3,009,818
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	11,461	11,482,728
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	11,227	11,277,626
Term Loan, 4.00%, Maturing February 14, 2017	12,857	12,909,289
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017	1,989	1,998,133
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	11,189	11,259,258

		$155,404,995

Air Transport — 0.3%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	11,051	$10,774,919
Orbitz Worldwide Inc.
Term Loan, 3.21%, Maturing July 25, 2014	18,599	18,189,469

		$28,964,388

Automotive — 4.5%
Allison Transmission, Inc.
Term Loan, 2.72%, Maturing August 7, 2014	16,237	$16,280,159
Term Loan, 4.25%, Maturing August 23, 2019	43,299	43,555,555
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	8,025	7,995,109
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	70,187	71,902,705
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014	38,295	36,104,877
Term Loan, 2.15%, Maturing December 28, 2015	21,990	20,732,517

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Financiere Truck Investissement SAS
Term Loan, 2.35%, Maturing February 15, 2013	EUR	1,479	$1,826,537
Ford Motor Company
Revolving Loan, 0.25%, Maturing November 30, 2015(2)		4,852	4,615,851
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		64,325	65,048,656
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018		23,250	23,250,000
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017		23,428	23,545,410
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		5,275	5,314,584
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018		22,516	22,741,391
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		3,000	3,060,000
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016		31,011	31,220,296
TriMas Corporation
Term Loan, Maturing October 10, 2019(3)		9,775	9,799,437
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		3,402	3,435,863
Veyance Technologies, Inc.
Term Loan, 2.47%, Maturing July 31, 2014		4,312	4,280,419
Term Loan, 2.47%, Maturing July 31, 2014		26,659	26,465,513
Term Loan, 5.50%, Maturing July 31, 2014		4,005	4,019,893
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015		2,000	1,940,000

			$427,134,772

Beverage and Tobacco — 0.0%(4)
Maine Beverage Company
Term Loan, 2.11%, Maturing March 31, 2013		157	$155,964

			$155,964

Building and Development — 1.2%
401 North Wabash Venture LLC
Term Loan, 6.75%, Maturing August 1, 2013(5)		4,879	$4,882,243
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		19,063	19,154,725
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016		11,950	12,001,488

21	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016		8,511	$8,074,515
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016		12,230	12,321,653
Realogy Corporation
Term Loan, 3.24%, Maturing October 10, 2013		2,700	2,659,023
Term Loan, 4.46%, Maturing October 10, 2016		9,207	9,201,711
Term Loan, 4.46%, Maturing October 10, 2016		719	718,202
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019		6,990	7,060,501
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014		19,259	18,970,370
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.21%, Maturing January 8, 2014		13,475	13,620,530

			$108,664,961

Business Equipment and Services — 8.5%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019		4,796	$4,846,831
Acosta, Inc.
Term Loan, 5.00%, Maturing March 1, 2018		32,615	32,818,945
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017		35,223	35,302,274
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015		40,942	38,664,304
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017		13,199	13,232,058
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015		4,678	4,677,706
Term Loan, 2.96%, Maturing February 21, 2015		14,944	13,897,694
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017		5,893	5,900,246
Brand Energy & Infrastructure Services, Inc.
Term Loan, Maturing October 16, 2016(3)		1,819	1,819,355
Term Loan, Maturing October 16, 2018(3)		7,581	7,555,379
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016		11,499	11,671,337
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017		16,348	16,511,221
Catalina Marketing Corporation
Term Loan, 2.96%, Maturing October 1, 2014		5,842	5,827,299
ClientLogic Corporation
Term Loan, 6.86%, Maturing January 30, 2017	EUR	569	671,651
Term Loan, 7.10%, Maturing January 30, 2017		9,682	9,464,497

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	5,650	$5,692,375
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	5,375	5,418,672
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	10,003	10,061,194
Education Management LLC
Term Loan, 4.38%, Maturing June 1, 2016	1,159	976,821
Term Loan, 8.25%, Maturing March 29, 2018	24,467	21,705,549
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	16,209	16,300,553
Term Loan - Second Lien, 11.00%, Maturing October 22, 2018	3,125	3,156,250
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	24,079	24,319,790
Garda World Security Corp.
Term Loan, Maturing October 24, 2019(3)	4,225	4,261,969
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	7,363	7,478,047
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	17,350	17,415,062
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	20,497	20,443,891
IG Investment Holdings, LLC
Term Loan, Maturing October 26, 2019(3)	8,850	8,838,937
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	23,062	23,230,429
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	72,025	72,891,090
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	22,985	23,147,889
Kronos Incorporated
Term Loan, Maturing October 25, 2019(3)	17,850	17,894,625
Term Loan - Second Lien, Maturing April 24, 2020(3)	10,275	10,300,687
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	20,081	19,967,861
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	11,915	11,915,413
Mitchell International, Inc.
Term Loan, 2.50%, Maturing March 28, 2014	1,856	1,850,310
Term Loan - Second Lien, 5.63%, Maturing March 30, 2015	1,500	1,481,250
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018	9,925	10,020,237

22	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018		3,950	$3,964,812
Term Loan, 5.00%, Maturing June 8, 2018		45,017	45,388,520
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014		9,730	9,714,629
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,959	1,966,402
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		9,162	9,219,074
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 26, 2016		35,647	35,792,109
Term Loan, 3.97%, Maturing February 28, 2017		24,027	24,147,016
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		5,900	5,911,376
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		30,289	30,614,354
Travelport LLC
Term Loan, 2.86%, Maturing August 23, 2013		154	147,530
Term Loan, 4.65%, Maturing August 21, 2015	EUR	1,481	1,827,847
Term Loan, 4.86%, Maturing August 21, 2015		13,518	12,946,178
Term Loan, 4.86%, Maturing August 21, 2015		20,702	19,826,110
Term Loan, 4.86%, Maturing August 21, 2015		8,217	7,869,580
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,610	1,623,771
Term Loan, 6.00%, Maturing July 28, 2017		8,224	8,296,132
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		6,494	6,569,403
Term Loan, 5.50%, Maturing July 15, 2016		18,039	18,249,185
Term Loan, 5.75%, Maturing June 29, 2018		12,469	12,624,609

			$798,328,335

Cable and Satellite Television — 3.4%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		15,386	$15,485,357
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		4,794	4,818,350
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		4,726	4,749,881
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		51,054	51,213,042
Charter Communications Operating, LLC
Term Loan, 3.47%, Maturing September 6, 2016		28,331	28,477,442
Term Loan, 4.00%, Maturing May 15, 2019		10,970	11,056,263

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		9,055	$9,100,574
CSC Holdings, Inc.
Term Loan, 1.96%, Maturing March 29, 2016		23,108	23,117,275
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		16,825	16,889,591
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	5,072	6,180,838
Term Loan, 3.32%, Maturing March 4, 2016	EUR	5,072	6,180,838
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		7,420	7,373,226
Term Loan, 1.93%, Maturing January 30, 2015		7,540	7,492,875
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		10,044	10,037,535
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		18,747	18,430,227
Term Loan, 4.50%, Maturing October 23, 2017		10,275	10,239,460
P7S1 Broadcasting Holding II B.V.
Term Loan, 2.81%, Maturing July 1, 2016	EUR	3,546	4,495,529
UPC Broadband Holding B.V.
Term Loan, 3.87%, Maturing December 31, 2016	EUR	37,765	48,681,413
Term Loan, 4.12%, Maturing December 29, 2017	EUR	2,000	2,590,043
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		5,061	5,040,923
Term Loan, 3.71%, Maturing December 29, 2017		10,793	10,776,802
Term Loan, 4.75%, Maturing December 29, 2017		4,575	4,609,313
WaveDivision Holdings, LLC
Term Loan, 5.50%, Maturing August 9, 2019		3,475	3,511,880
YPSO Holding SA
Term Loan, 4.86%, Maturing June 6, 2016	EUR	3,336	4,099,975
Term Loan, 4.86%, Maturing June 6, 2016	EUR	5,763	7,082,418

			$321,731,070

Chemicals and Plastics — 3.6%
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		12,439	$12,714,904
Celanese U.S. Holdings LLC
Term Loan, 2.87%, Maturing October 31, 2016	EUR	667	868,423
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		10,975	11,125,906
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		7,955	8,044,557
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		4,014	4,030,949

23	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		7,922	$7,979,428
Term Loan, 6.25%, Maturing August 2, 2017	EUR	465	602,530
Houghton International, Inc.
Revolving Loan, 0.50%, Maturing January 30, 2016(2)		1,280	1,235,200
Revolving Loan, 2.65%, Maturing January 30, 2016(2)		320	308,800
Term Loan, 6.75%, Maturing January 29, 2016		13,317	13,433,454
Huntsman International, LLC
Term Loan, 2.50%, Maturing June 30, 2016		2,285	2,282,699
Term Loan, 2.79%, Maturing April 19, 2017		12,358	12,342,130
Ineos Finance PLC
Term Loan, Maturing May 4, 2018(3)	EUR	1,824	2,378,152
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		48,044	48,784,121
Momentive Performance Materials GmbH
Term Loan, 3.61%, Maturing May 5, 2015	EUR	4,909	6,314,889
Momentive Performance Materials Inc.
Term Loan, 2.40%, Maturing December 4, 2013		4,750	4,726,250
Term Loan, 3.75%, Maturing May 5, 2015		7,662	7,651,923
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		10,275	10,249,486
Momentive Specialty Chemicals Inc.
Term Loan, 2.48%, Maturing May 3, 2013		12,237	12,152,408
Term Loan, 3.82%, Maturing May 5, 2015	EUR	1,071	1,339,722
Term Loan, 4.00%, Maturing May 5, 2015		15,947	15,907,045
Term Loan, 4.13%, Maturing May 5, 2015		7,023	6,812,388
Term Loan, 4.13%, Maturing May 5, 2015		8,060	8,040,295
Term Loan, 4.25%, Maturing May 5, 2015		4,061	3,979,813
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,164	1,176,519
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		10,012	10,099,244
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		10,524	10,619,612
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,597	6,666,942
Styron S.A.R.L., LLC
Term Loan, 8.00%, Maturing August 2, 2017		30,462	29,158,104
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019		4,527	4,580,069
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		2,939	2,963,992
Term Loan, 4.25%, Maturing February 8, 2018		10,777	10,861,234

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	63,153	$62,643,957

		$342,075,145

Clothing / Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	1,995	$2,008,716
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018	3,901	3,881,122
Wolverine Worldwide, Inc.
Term Loan, 5.25%, Maturing July 31, 2019	5,775	5,843,578

		$11,733,416

Conglomerates — 1.5%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	1,024	$1,026,733
Term Loan, 7.75%, Maturing September 22, 2014	2,550	2,555,918
Term Loan, 8.25%, Maturing September 22, 2014	413	413,591
Rexnord Corporation
Term Loan, 4.50%, Maturing April 2, 2018	33,162	33,431,315
RGIS Services, LLC
Term Loan, 4.61%, Maturing October 18, 2016	19,617	19,567,498
Term Loan, 5.50%, Maturing October 18, 2017	16,221	16,281,417
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	6,585	6,630,712
Term Loan, 6.75%, Maturing February 8, 2018	1,500	1,500,000
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,750	2,770,625
Spectrum Brands, Inc.
Term Loan, 5.02%, Maturing June 17, 2016	19,623	19,694,895
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	39,415	38,954,972

		$142,827,676

Containers and Glass Products — 1.3%
Berry Plastics Holding Corporation
Term Loan, 2.21%, Maturing April 3, 2015	24,165	$24,044,671
BWAY Corporation
Term Loan, 5.25%, Maturing February 23, 2018	2,536	2,542,259
Term Loan, 5.25%, Maturing February 23, 2018	22,630	22,681,805
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015	3,840	3,916,742

24	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Containers and Glass Products (continued)
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018		3,394	$3,419,455
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 20, 2018		53,475	53,772,321
Sealed Air Corporation
Term Loan, 5.50%, Maturing October 3, 2018	EUR	978	1,272,529
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018		7,091	7,144,075

			$118,793,857

Cosmetics / Toiletries — 0.5%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019		35,062	$35,500,402
Huish Detergents, Inc.
Term Loan, 2.22%, Maturing April 25, 2014		1,944	1,860,987
Prestige Brands, Inc.
Term Loan, 5.28%, Maturing January 31, 2019		4,889	4,951,054

			$42,312,443

Drugs — 0.8%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017		3,982	$3,999,917
Term Loan, 5.50%, Maturing February 10, 2017		20,762	20,866,071
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019		12,925	12,919,235
Warner Chilcott Company, LLC
Term Loan, 3.75%, Maturing March 17, 2016		278	279,940
Term Loan, 4.25%, Maturing March 15, 2018		6,647	6,680,116
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018		5,048	5,073,667
Term Loan, 4.25%, Maturing March 15, 2018		13,294	13,360,232
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018		9,139	9,185,160

			$72,364,338

Ecological Services and Equipment — 0.3%
ADS Waste Holdings
Term Loan, 5.25%, Maturing September 11, 2019		21,450	$21,675,675
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(6)		93	95,365
Progressive Waste Solutions Ltd.
Term Loan, Maturing October 11, 2019(3)		5,875	5,930,078

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017	2,479	$2,477,102

		$30,178,220

Electronics / Electrical — 5.9%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	11,848	$11,889,011
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	26,499	26,134,550
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	34,491	34,887,583
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	6,711	6,777,995
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	34,140	34,438,926
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 2, 2018	14,700	14,727,562
CPI International Inc.
Term Loan, 5.00%, Maturing February 13, 2017	10,341	10,340,812
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	13,101	13,193,395
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	17,598	16,981,800
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	33,502	33,745,319
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	7,294	7,325,533
Term Loan, 5.50%, Maturing May 31, 2016	14,352	14,415,137
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016	40,483	39,673,675
Hyland Software, Inc.
Term Loan, Maturing October 29, 2019(3)	3,900	3,906,501
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	9,642	8,629,509
Lawson Software Inc.
Term Loan, 5.75%, Maturing October 18, 2016	1,850	1,878,135
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	8,300	8,336,313
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	18,591	18,742,087
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	11,583	11,713,309

25	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	16,007	$16,260,225
Term Loan, 5.50%, Maturing March 3, 2017	17,251	17,646,085
Term Loan, 5.25%, Maturing March 19, 2019	19,154	19,457,011
Open Solutions, Inc.
Term Loan, 2.44%, Maturing January 23, 2014	11,157	10,790,224
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	9,577	9,409,280
SafeNet Inc.
Term Loan, 2.71%, Maturing April 12, 2014	10,189	10,163,082
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	2,811	2,835,470
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	36,508	36,690,333
Serena Software, Inc.
Term Loan, 4.22%, Maturing March 10, 2016	3,010	2,987,366
Term Loan, 5.00%, Maturing March 10, 2016	3,975	3,989,906
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	11,721	11,793,879
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	8,508	8,603,726
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	16,089	16,337,209
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	8,066	8,156,694
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,396	4,398,385
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	13,936	13,993,806
Wall Street Systems, Inc.
Term Loan, Maturing October 24, 2019(3)	18,425	18,194,687
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	24,844	24,875,493

		$554,320,013

Equipment Leasing — 0.7%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	9,890	$9,941,459
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	15,050	15,294,563
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	40,325	41,030,687

		$66,266,709

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 3.2%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	8,925	$8,991,938
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	10,238	10,340,211
CB Richard Ellis Services, Inc.
Term Loan, 3.46%, Maturing March 5, 2018	7,935	7,955,106
Term Loan, 3.71%, Maturing September 4, 2019	547	548,018
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	22,308	22,516,684
First Data Corporation
Term Loan, 2.96%, Maturing September 24, 2014	754	754,755
Term Loan, 2.96%, Maturing September 24, 2014	817	818,041
Term Loan, 2.96%, Maturing September 24, 2014	879	880,744
Term Loan, 4.21%, Maturing March 23, 2018	15,843	15,193,968
Term Loan, 5.21%, Maturing September 24, 2018	13,325	13,094,584
Grosvenor Capital Management Holdings, LLP
Term Loan, 4.25%, Maturing December 5, 2016	8,583	8,443,056
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	5,655	5,655,000
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	7,941	7,960,390
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	20,570	20,531,748
LPL Holdings, Inc.
Term Loan, 2.71%, Maturing March 29, 2017	4,339	4,289,939
Term Loan, 4.00%, Maturing March 29, 2019	33,283	33,469,965
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	12,714	12,841,203
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	6,172	6,233,299
Nuveen Investments, Inc.
Term Loan, 5.85%, Maturing May 12, 2017	35,459	35,503,306
Term Loan, 5.84%, Maturing May 13, 2017	28,556	28,627,376
Term Loan, 7.25%, Maturing May 13, 2017	6,250	6,275,000
Oz Management LP
Term Loan, 1.71%, Maturing November 15, 2016	15,645	14,006,531
RJO Holdings Corp.
Term Loan, 6.22%, Maturing December 10, 2015(6)	63	51,347
Term Loan, 6.97%, Maturing December 10, 2015(6)	1,980	1,526,487
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	29,430	29,564,410
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	5,458	5,475,343

		$301,548,449

26	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products — 3.6%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		14,250	$14,386,558
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018		10,093	10,005,033
BL Marketing Limited (Weetabix)
Term Loan, 7.36%, Maturing June 30, 2017	GBP	2,500	4,025,969
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019		12,500	12,593,750
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018		11,322	11,364,081
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018		86,824	86,824,333
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018		13,039	13,094,392
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017		9,602	9,656,451
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018		29,149	29,148,618
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018		20,557	20,672,295
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017		58,920	59,299,369
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018		3,358	3,379,113
Term Loan, 4.75%, Maturing October 17, 2018		25,337	25,442,077
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018		23,332	23,432,106
United Biscuits (UK) Limited
Term Loan - Second Lien, 4.51%, Maturing June 15, 2016	GBP	1,500	2,360,108
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017		15,970	15,970,123

			$341,654,376

Food Service — 3.6%
Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016		3,177	$3,184,715
Term Loan, 3.46%, Maturing July 26, 2016		40,817	40,934,190
Term Loan, 3.46%, Maturing July 26, 2016		4,574	4,586,929
Term Loan, 3.57%, Maturing July 26, 2016		18,087	18,129,576
Term Loan, 3.61%, Maturing July 26, 2016		950	945,250
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019		4,825	4,873,250

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Buffets, Inc.
Term Loan, 0.24%, Maturing April 22, 2015(6)		998	$997,989
Term Loan, 10.50%, Maturing July 18, 2017		3,456	3,559,938
Term Loan, 2.00%, Maturing July 19, 2017(2)		1,500	1,545,000
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019		25,250	25,384,153
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018		4,125	4,155,938
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017		15,786	15,918,783
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017		47,982	48,199,885
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018		18,174	18,397,161
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018		7,836	7,972,748
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019		30,125	30,253,031
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		4,450	4,507,481
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		6,728	6,744,319
SSP Financing Limited
Term Loan, 2.40%, Maturing December 17, 2016		4,774	4,422,287
US Foods, Inc.
Term Loan, 2.71%, Maturing July 3, 2014		8,928	8,842,201
Term Loan, 5.75%, Maturing March 31, 2017		41,350	40,833,493
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		15,298	15,347,844
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		26,100	26,374,598

			$336,110,759

Food / Drug Retailers — 3.0%
Alliance Boots Holdings Limited
Term Loan, 3.08%, Maturing July 9, 2015	EUR	17,497	$22,192,928
Term Loan, 3.49%, Maturing July 9, 2015	GBP	43,250	67,663,890
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		69,313	69,495,427
Iceland Foods Group Limited
Term Loan, 5.11%, Maturing April 12, 2019	EUR	7,950	10,426,752
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		4,700	4,737,210

27	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food / Drug Retailers (continued)
Rite Aid Corporation
Term Loan, 1.97%, Maturing June 4, 2014		63,142	$62,699,724
Term Loan, 4.50%, Maturing March 2, 2018		36,377	36,308,535
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		9,451	9,545,826

			$283,070,292

Health Care — 12.3%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		5,497	$5,545,477
Term Loan, 4.75%, Maturing June 30, 2017		6,848	6,902,824
Term Loan, 4.75%, Maturing June 30, 2017		27,631	27,851,066
Alkermes, Inc.
Term Loan, 4.50%, Maturing September 18, 2019		7,025	7,077,688
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		14,172	13,959,322
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		21,322	21,375,438
AssuraMed
Term Loan, Maturing October 23, 2019(3)		9,425	9,479,976
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		5,799	5,802,687
Term Loan, 8.50%, Maturing April 4, 2017		5,799	5,802,687
Term Loan, Maturing October 9, 2017(3)		7,975	7,935,125
Term Loan, Maturing October 26, 2017(3)		5,800	5,771,000
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017		43,696	44,014,249
BSN Medical Acquisition Holding GmbH
Term Loan, 5.25%, Maturing August 28, 2019	EUR	2,000	2,610,932
Catalent Pharma Solutions Inc.
Term Loan, 4.21%, Maturing September 15, 2016		13,093	13,158,273
Term Loan, 5.25%, Maturing September 15, 2017		13,464	13,606,644
Community Health Systems, Inc.
Term Loan, 3.92%, Maturing January 25, 2017		64,848	65,213,060
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016		18,508	18,646,894
CRC Health Corporation
Term Loan, 4.86%, Maturing November 16, 2015		29,501	28,726,897
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016		10,569	10,645,358
Term Loan, Maturing September 2, 2019(3)		18,800	18,878,340
DJO Finance LLC
Term Loan, 5.21%, Maturing November 1, 2016		13,026	13,075,293
Term Loan, 6.25%, Maturing September 15, 2017		8,507	8,558,294

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	30,403	$29,357,705
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	9,878	9,994,258
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	23,200	23,438,114
Fenwal, Inc.
Term Loan, 2.67%, Maturing February 28, 2014	477	476,581
Term Loan, 2.67%, Maturing February 28, 2014	2,782	2,779,034
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	39,619	40,094,518
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016	19,711	19,810,025
HCA, Inc.
Term Loan, 3.61%, Maturing March 31, 2017	51,019	51,168,893
Term Loan, 3.46%, Maturing May 1, 2018	38,600	38,693,388
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	36,127	36,498,205
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019	21,197	21,464,040
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	15,027	15,092,266
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	35,318	34,538,334
Term Loan, 6.75%, Maturing May 15, 2018	16,723	16,305,327
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	14,607	14,433,871
Term Loan, 6.00%, Maturing June 1, 2018	8,600	8,497,806
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018	53,595	54,398,925
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	5,885	5,944,103
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016	19,553	19,772,777
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	10,745	10,369,003
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	55,565	55,889,091
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	3,756	3,737,344
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019	9,525	9,572,625
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017	20,341	20,164,647

28	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		27,732	$28,104,511
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018		3,616	3,624,977
Radnet Management, Inc.
Term Loan, 5.51%, Maturing September 30, 2018		20,043	20,089,064
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		33,488	33,781,337
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		6,135	6,192,137
Sunrise Medical Holdings B.V.
Term Loan, 7.25%, Maturing May 13, 2014	EUR	1,940	2,479,333
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		19,671	19,618,455
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019		18,300	18,357,187
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		4,166	4,187,110
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019		13,170	13,241,932
Term Loan, Maturing September 27, 2019(3)		33,675	33,860,212
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		24,510	24,690,817
VWR Funding, Inc.
Term Loan, 2.71%, Maturing June 30, 2014		27,722	27,768,495
Term Loan, 4.46%, Maturing April 3, 2017		25,727	25,872,154

			$1,158,996,125

Home Furnishings — 0.4%
Hunter Fan Company
Term Loan, 2.83%, Maturing April 16, 2014		2,471	$2,359,956
Oreck Corporation
Term Loan - Second Lien, 3.88%, Maturing March 19, 2016(6)		797	720,753
Serta Simmons Holdings, LLC
Term Loan, 5.00%, Maturing September 19, 2019		27,850	27,879,020
Sofia III S.a.r.l.
Term Loan, 2.61%, Maturing June 24, 2016	EUR	3,348	3,926,977

			$34,886,706

Industrial Equipment — 1.4%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		14,936	$15,102,581

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		2,895	$2,888,004
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing February 8, 2019		16,484	16,875,175
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		9,482	9,505,204
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		10,985	11,147,951
Kinetek Acquisitions Corporation
Term Loan, 4.50%, Maturing November 11, 2013		275	274,380
Term Loan, 4.50%, Maturing November 11, 2013		2,712	2,705,283
Kion Group GMBH
Term Loan, 3.36%, Maturing December 23, 2014(5)	EUR	1,058	1,347,351
Term Loan, 3.46%, Maturing December 23, 2014(5)		18,260	17,942,991
Term Loan, 3.96%, Maturing December 23, 2015(5)		18,260	17,942,991
Term Loan, 3.86%, Maturing December 29, 2015(5)	EUR	1,012	1,289,052
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		5,236	5,274,766
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019		10,513	10,584,894
Terex Corporation
Term Loan, 5.00%, Maturing April 28, 2017	EUR	9,900	12,912,078
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		6,779	6,855,740

			$132,648,441

Insurance — 2.4%
Alliant Holdings I, Inc.
Term Loan, 3.36%, Maturing August 21, 2014		22,790	$22,761,848
Term Loan, 6.75%, Maturing August 21, 2014		3,816	3,853,697
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		3,990	4,004,963
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		7,490	7,514,707
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		87,497	88,230,131
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		5,573	5,774,119
CCC Information Services, Inc.
Term Loan, 5.75%, Maturing November 11, 2015		12,125	12,190,262
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018		13,650	13,752,375
Cunningham Lindsey Group, Inc.
Term Loan, Maturing October 29, 2019(3)		14,350	14,376,906

29	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Insurance (continued)
Hub International Limited
Term Loan, 4.71%, Maturing June 13, 2017	16,992	$17,130,417
Term Loan, 6.75%, Maturing December 13, 2017	3,420	3,462,437
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016	7,845	7,854,529
USI Holdings Corporation
Term Loan, 2.72%, Maturing May 5, 2014	22,231	22,245,033
Term Loan, 7.00%, Maturing May 5, 2014	3,880	3,899,400

		$227,050,824

Leisure Goods / Activities / Movies — 3.5%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 29, 2019	23,432	$23,666,572
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	26,605	26,787,638
Term Loan, 4.75%, Maturing February 22, 2018	11,687	11,789,951
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018	13,729	13,840,355
Bombardier Recreational Products, Inc.
Term Loan, 4.46%, Maturing June 28, 2016	34,422	34,648,391
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	25,611	25,819,245
Cinemark USA, Inc.
Term Loan, 3.47%, Maturing April 29, 2016	3,069	3,093,330
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	10,857	10,945,699
Fender Musical Instruments Corporation
Term Loan, 2.47%, Maturing June 9, 2014	1,060	1,059,583
Term Loan, 2.47%, Maturing June 9, 2014	3,694	3,693,628
Kasima, LLC
Term Loan, 4.12%, Maturing March 10, 2015	15,000	15,056,250
Term Loan, 5.00%, Maturing March 31, 2017	11,847	11,891,737
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	38,206	38,460,193
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.46%, Maturing July 21, 2017	13,045	13,077,747
Regal Cinemas, Inc.
Term Loan, 3.24%, Maturing August 23, 2017	5,803	5,829,069
Revolution Studios Distribution Company, LLC
Term Loan, 3.97%, Maturing December 21, 2014(6)	4,214	3,444,956
SeaWorld Parks & Entertainment, Inc.
Term Loan, 2.93%, Maturing February 17, 2016	5,885	5,881,556
Term Loan, 4.00%, Maturing August 17, 2017	21,641	21,796,407

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		29,800	$30,032,678
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018		11,061	11,195,695
Warner Music Group Corp.
Term Loan, Maturing October 25, 2018(3)		6,125	6,155,625
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		10,751	10,598,960
Term Loan, 7.50%, Maturing June 19, 2015		1,990	2,004,765

			$330,770,030

Lodging and Casinos — 1.6%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		5,075	$5,144,274
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,503	5,543,302
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		9,725	9,997,845
Term Loan, 5.46%, Maturing January 26, 2018		49,603	44,677,001
Gala Group LTD
Term Loan, 5.51%, Maturing May 30, 2018	GBP	27,445	41,653,474
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		6,415	6,478,929
Las Vegas Sands LLC
Term Loan, 2.72%, Maturing November 23, 2016		3,253	3,252,658
Term Loan, 2.72%, Maturing November 23, 2016		3,626	3,626,103
LodgeNet Entertainment Corporation
Term Loan, 8.50%, Maturing April 4, 2014		6,104	4,755,829
Penn National Gaming, Inc.
Term Loan, Maturing July 16, 2018(3)		3,900	3,923,158
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		9,257	9,314,396
Quidnax AB
Term Loan, 2.29%, Maturing April 27, 2015	EUR	4,725	5,613,436
Term Loan, 2.79%, Maturing June 30, 2016	EUR	4,725	5,613,436

			$149,593,841

Nonferrous Metals / Minerals — 1.4%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		28,653	$28,919,748
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		34,301	34,353,144
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		11,990	12,117,141

30	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	7,920	$7,928,221
Term Loan, 4.00%, Maturing March 10, 2017	15,506	15,521,957
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.71%, Maturing May 8, 2016	14,897	14,952,914
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	13,150	12,689,750
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	2,000	1,910,000

		$128,392,875

Oil and Gas — 3.0%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	6,806	$6,942,375
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	2,244	2,262,340
Term Loan, 9.00%, Maturing June 23, 2017	22,740	23,180,668
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	12,884	13,077,723
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	31,825	31,853,738
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	16,965	15,325,259
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	24,436	24,726,574
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	20,825	20,948,232
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	29,252	29,398,477
Plains Exploration & Production
Term Loan, Maturing September 13, 2019(3)	27,575	27,735,045
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 13, 2018	9,200	9,296,315
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	22,127	22,161,495
Term Loan, 5.00%, Maturing September 25, 2019	1,791	1,793,679
Term Loan, 5.00%, Maturing September 25, 2019	2,932	2,936,578
Tallgrass Energy Partners, LP
Term Loan, Maturing October 25, 2018(3)	24,300	24,345,562
Tervita Corporation
Term Loan, 3.21%, Maturing November 14, 2014	3,045	2,999,056
Term Loan, 3.21%, Maturing November 14, 2014	17,305	17,042,277
Term Loan, 6.50%, Maturing November 14, 2014	6,476	6,486,858

		$282,512,251

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing — 3.6%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017		21,939	$22,010,481
Aster Zweite Beteiligungs GmbH
Term Loan, 5.98%, Maturing December 31, 2013		19	18,064
Term Loan, 5.98%, Maturing December 31, 2013		33	32,247
Term Loan, 5.95%, Maturing December 31, 2014	EUR	719	910,659
Term Loan, 5.95%, Maturing December 31, 2014	EUR	1,235	1,565,359
Term Loan, 5.95%, Maturing December 31, 2014	EUR	2,435	3,085,301
Term Loan, 5.97%, Maturing December 31, 2014		959	935,678
Term Loan, 5.97%, Maturing December 31, 2014		2,491	2,430,930
Term Loan, 5.97%, Maturing December 31, 2014		7,273	7,096,865
Term Loan, 5.97%, Maturing December 31, 2014		9,809	9,571,514
Term Loan, 5.97%, Maturing December 31, 2014		13,060	12,744,842
Black Press US Partnership
Term Loan, 2.42%, Maturing August 2, 2013		784	768,802
Term Loan, 2.42%, Maturing August 2, 2013		1,292	1,266,263
Cengage Learning Acquisitions, Inc.
Term Loan, 2.47%, Maturing July 3, 2014		23,816	22,774,080
GateHouse Media Operating, Inc.
Term Loan, 2.22%, Maturing August 28, 2014		4,830	1,667,577
Term Loan, 2.22%, Maturing August 28, 2014		15,390	5,313,388
Term Loan, 2.47%, Maturing August 28, 2014		9,186	3,171,624
Getty Images, Inc.
Term Loan, 4.75%, Maturing September 13, 2019		53,600	53,894,800
Instant Web, Inc.
Term Loan, 3.59%, Maturing August 7, 2014		1,614	1,259,149
Term Loan, 3.59%, Maturing August 7, 2014		15,486	12,078,947
Interactive Data Corporation
Term Loan, 4.50%, Maturing February 12, 2018		34,219	34,480,043
Laureate Education, Inc.
Term Loan, 5.25%, Maturing June 18, 2018		65,723	65,559,069
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		1,206	1,176,167
Merrill Communications, LLC
Term Loan, 9.75%, Maturing December 24, 2012		11,854	11,824,604
Nelson Education Ltd.
Term Loan, 2.86%, Maturing July 3, 2014		277	235,032
Newspaper Holdings Inc.
Term Loan, 1.88%, Maturing July 24, 2014		17,191	15,954,544
Nielsen Finance LLC
Term Loan, 3.47%, Maturing May 2, 2016		35,225	35,438,626
Term Loan, 3.97%, Maturing May 2, 2016		3,714	3,737,206
Source Interlink Companies, Inc.
Term Loan, 10.75%, Maturing December 19, 2012		1,627	1,631,890
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)		1,868	797,068

31	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Source Interlink Companies, Inc. (continued)
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		3,981	$3,503,371
Springer Science+Business Media S.A.
Term Loan, 4.11%, Maturing July 21, 2016	EUR	4,234	5,493,807
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		631	598,989
Term Loan, 8.00%, Maturing September 29, 2014		841	798,652

			$343,825,638

Radio and Television — 2.8%
Clear Channel Communications, Inc.
Term Loan, 3.86%, Maturing January 29, 2016		17,415	$14,468,130
Cumulus Media Holdings Inc.
Term Loan, 5.75%, Maturing September 17, 2018		51,910	52,290,039
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018		6,255	6,298,785
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 31, 2017		14,625	14,844,722
Gray Television, Inc.
Term Loan, 4.51%, Maturing October 15, 2019(2)		9,725	9,785,781
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		4,680	4,715,150
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		6,923	7,004,894
Local TV Finance, LLC
Term Loan, 4.22%, Maturing May 7, 2015		14,108	14,178,662
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,726	3,735,791
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		10,754	10,780,465
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,806	9,879,359
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		12,517	12,453,980
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		8,719	8,780,595
Tyrol Acquisitions 2 SAS
Term Loan, 4.11%, Maturing January 29, 2016(5)	EUR	5,051	5,943,467
Term Loan, 4.11%, Maturing January 29, 2016	EUR	10,658	12,541,765
Term Loan, 4.11%, Maturing January 29, 2016	EUR	10,658	12,541,765
Univision Communications Inc.
Term Loan, 2.21%, Maturing September 29, 2014		6,249	6,238,482
Term Loan, 4.46%, Maturing March 31, 2017		46,397	45,527,208

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		15,662	$15,792,118

			$267,801,158

Retailers (Except Food and Drug) — 3.6%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		12,011	$12,169,919
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 2, 2019		7,400	7,397,691
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		7,157	7,189,863
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		16,341	16,442,488
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		9,701	9,809,820
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		40,453	40,543,501
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		22,742	22,778,472
Michaels Stores, Inc.
Term Loan, 4.91%, Maturing July 29, 2016		4,629	4,677,978
Term Loan, 4.91%, Maturing July 29, 2016		21,592	21,821,718
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		8,554	8,681,866
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		41,075	41,247,720
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		5,350	5,370,063
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 17, 2018		5,100	5,142,498
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		34,692	34,911,995
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		11,692	11,767,457
Term Loan, 4.25%, Maturing August 7, 2019		3,950	3,983,330
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		32,539	32,725,931
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		20,266	19,578,161
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	86	90,296
Term Loan, 2.42%, Maturing March 9, 2015	EUR	336	351,118
Term Loan, 2.42%, Maturing March 9, 2015	EUR	9,880	10,315,146
Term Loan, 2.92%, Maturing March 8, 2016	EUR	86	90,287

32	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
Vivarte SA (continued)
Term Loan, 2.92%, Maturing March 8, 2016	EUR	336	$351,118
Term Loan, 2.92%, Maturing March 8, 2016	EUR	9,880	10,315,146
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	13	11,773
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	88	82,414
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	900	847,682
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		6,850	6,922,781

			$335,618,232

Steel — 1.4%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		16,425	$16,630,312
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		65,725	65,560,687
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		23,029	23,316,894
Patriot Coal Corporation
Term Loan, 9.25%, Maturing October 4, 2013		8,925	8,991,938
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		7,779	7,817,951
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		6,863	6,948,914
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,825	6,910,313

			$136,177,009

Surface Transport — 1.1%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		29,150	$29,040,688
Term Loan, 3.75%, Maturing March 9, 2018		30,380	30,347,096
Term Loan, Maturing March 11, 2018(3)		25,200	25,152,750
Swift Transportation Co. Inc.
Term Loan, 3.96%, Maturing December 21, 2016		1,227	1,233,533
Term Loan, 5.00%, Maturing December 21, 2017		21,538	21,712,960

			$107,487,027

Telecommunications — 3.8%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		13,976	$12,980,268
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		6,838	6,855,534

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		11,425	$11,496,406
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		16,900	17,016,988
Eircom Finco S.a.r.l.
Term Loan, 4.27%, Maturing September 30, 2017	EUR	9,155	8,478,442
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		94,608	95,444,270
IPC Systems, Inc.
Term Loan, 2.85%, Maturing May 31, 2014	GBP	262	414,413
Macquarie UK Broadcast Limited
Term Loan, 2.75%, Maturing July 1, 2014	GBP	6,000	9,198,370
Term Loan, 3.00%, Maturing December 1, 2014	GBP	14,352	21,925,682
MetroPCS Wireless, Inc.
Term Loan, 4.07%, Maturing November 3, 2016		1,984	1,990,893
Term Loan, 4.00%, Maturing March 16, 2018		79,674	79,989,192
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		8,717	8,716,665
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015		2,912	2,924,298
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019		3,700	3,688,437
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018		9,507	9,536,698
Term Loan, 3.75%, Maturing September 27, 2019		4,725	4,754,531
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019		21,895	22,031,970
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019		34,688	34,887,519
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019		10,025	10,100,062

			$362,430,638

Utilities — 2.2%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018		27,587	$27,794,036
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018		9,655	9,698,214
Term Loan, 4.50%, Maturing April 2, 2018		35,753	35,891,071
Term Loan, 4.50%, Maturing September 27, 2019		9,275	9,305,144
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019		4,776	4,793,910
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016		9,411	9,787,651

33	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Utilities (continued)
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016		12,672	$13,269,966
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017		8,652	8,716,551
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019		12,120	12,240,821
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018		34,582	34,828,749
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017		56,613	36,798,188

			$203,124,301

Total Senior Floating-Rate Interests (identified cost $8,671,318,323)			$8,684,955,274

Corporate Bonds & Notes — 3.4%

Security		Principal Amount* (000’s omitted)	Value

Broadcast Radio and Television — 0.0%(4)
Entravision Communications Corp., Sr. Notes
8.75%, 8/1/17		2,844	$3,089,295

			$3,089,295

Building and Development — 0.0%(4)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(7)		4,000	$4,030,000

			$4,030,000

Chemicals and Plastics — 0.5%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	$2,005,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)(8)	EUR	8,000	10,602,502
8.375%, 2/15/19(7)		15,250	16,069,687
7.50%, 5/1/20(7)		9,525	9,691,688
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19		5,000	5,375,000

			$43,743,877

Security		Principal Amount* (000’s omitted)	Value

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc., Sr. Notes
5.75%, 10/15/20(7)		42,000	$42,525,000
Smurfit Kappa Acquisitions, Sr. Notes
4.875%, 9/15/18(7)		4,925	4,943,469

			$47,468,469

Diversified Manufacturing Operations — 0.1%
Matalan Finance PLC, Sr. Notes
8.875%, 4/29/16(9)	GBP	6,500	$10,515,593

			$10,515,593

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)(6)		184	$156,179

			$156,179

Electronics / Electrical — 0.0%(4)
NXP BV/NXP Funding, LLC
3.09%, 10/15/13(8)		75	$75,188

			$75,188

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(7)		2,325	$2,638,875
7.125%, 9/1/18(7)		2,325	2,743,500

			$5,382,375

Financial Intermediaries — 0.4%
First Data Corp., Sr. Notes
6.75%, 11/1/20(7)		16,850	$16,934,250
UPCB Finance II, Ltd., Sr. Notes
6.375%, 7/1/20(7)	EUR	6,500	8,761,970
6.625%, 7/1/20(7)		9,000	9,675,000

			$35,371,220

Health Care — 0.4%
Accellent, Inc., Sr. Notes
8.375%, 2/1/17		3,000	$3,082,500
CHS/Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18		22,625	23,530,000

34	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc., Sr. Notes
4.75%, 5/1/23		11,975	$12,004,937

			$38,617,437

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(7)		7,250	$7,540,000

			$7,540,000

Leisure Goods / Activities / Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(7)		6,750	$7,543,125
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(7)		8,250	8,745,000

			$16,288,125

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20(7)		25,250	$24,871,250

			$24,871,250

Radio and Television — 0.1%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(7)		5,219	$4,723,195
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(7)		9,000	9,045,000

			$13,768,195

Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		8,500	$9,137,500
Sunrise Communications International SA, Sr. Notes
4.971%, 12/31/17(7)(8)	EUR	3,000	3,966,217

			$13,103,717

Utilities — 0.6%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)		25,380	$27,727,650
7.875%, 1/15/23(7)		23,490	26,073,900

			$53,801,550

Total Corporate Bonds & Notes (identified cost $303,934,513)			$317,822,470

Asset-Backed Securities — 0.1%

Security	Principal Amount (000’s omitted)	Value

Alzette European CLO SA, Series 2004-1A, Class E2, 6.968%, 12/15/20(8)	$465	$414,531
Avalon Capital Ltd. 3, Series 1A, Class D, 2.381%, 2/24/19(7)(8)	884	790,071
Babson Ltd., Series 2005-1A, Class C1, 2.29%, 4/15/19(7)(8)	1,129	975,942
Centurion CDO 8 Ltd., Series 2005-8A, Class D, 5.908%, 3/8/17(8)	985	961,052
Morgan Stanley Investment Management Croton, Ltd., Series 2005-1A, Class D, 2.29%, 1/15/18(7)(8)	2,000	1,676,921

Total Asset-Backed Securities (identified cost $5,438,534)		$4,818,517

Common Stocks — 0.5%

Security	Shares	Value

Automotive — 0.0%(4)
Dayco Products, LLC(6)(10)(11)	88,506	$2,256,903

		$2,256,903

Building and Development — 0.0%(4)
United Subcontractors, Inc.(6) (10)(11)	3,646	$151,972

		$151,972

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(6)(10)(12)	2,484	$179,419

		$179,419

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(6)(10)(11)	692	$66,112

		$66,112

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(6)(10)(11)	329,120	$2,978,536

		$2,978,536

Home Furnishings — 0.0%(4)
Oreck Corp.(6) (10)(11)	14,217	$247,234
Sanitec Europe Oy B Units(6)(10)(11)	235,094	1,477,877
Sanitec Europe Oy E Units(6)(10)(11)	230,960	0

		$1,725,111

35	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Shares	Value

Leisure Goods / Activities / Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(10)(11)	414,634	$13,203,522

		$13,203,522

Lodging and Casinos — 0.0%(4)
Affinity Gaming, LLC(10)(11)	206,125	$2,336,079

		$2,336,079

Publishing — 0.2%
Ion Media Networks, Inc.(6)(11)	28,605	$18,192,780
MediaNews Group, Inc.(6)(10)(11)	162,730	3,414,074
Source Interlink Companies, Inc.(6)(10)(11)	5,725	0

		$21,606,854

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(6)(10)(11)	2,310	$8,316,000

		$8,316,000

Total Common Stocks (identified cost $32,014,031)		$52,820,508

Preferred Stocks — 0.0%(4)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(6)(10)(12)	569	$35,847

Total Preferred Stocks (identified cost $9,958)		$35,847

Warrants — 0.0%(4)

Security	Shares	Value

Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(6)(10)(11)	112	$403,200

		$403,200

Telecommunications — 0.0%
ERC Luxembourg Holdings, Ltd., Expires 06/11/32(6)(10)(11)	21,381	$0

		$0

Total Warrants (identified cost $192,476)		$403,200

Short-Term Investments — 6.7%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(13)	$631,913	$631,913,170

Total Short-Term Investments (identified cost $631,913,170)		$631,913,170

Total Investments — 102.8% (identified cost $9,644,821,005)		$9,692,768,986

Less Unfunded Loan Commitments — (0.3)%		$(22,317,946)

Net Investments — 102.5% (identified cost $9,622,503,059)		$9,670,451,040

Other Assets, Less Liabilities — (2.5)%		$(237,610,214)

Net Assets — 100.0%		$9,432,840,826

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity May be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)

Unfunded or partially unfunded loan commitments. The Portfolio May enter into certain credit agreements all or a portion of which May be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. See Note 1G for description.

(3)	This Senior Loan will settle after October 31, 2012, at which time the interest rate will be determined.

(4)	Amount is less than 0.05%.

(5)	Represents a payment-in-kind security which May pay all or a portion of interest in additional par.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities May be sold in certain

36	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Portfolio of Investments — continued

transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $252,294,212 or 2.7% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2012.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security May not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(10)	Non-income producing security.

(11)	Security was acquired in connection with a restructuring of a Senior Loan and May be subject to restrictions on resale.

(12)	Restricted security (see Note 5).

(13)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

37	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Statement of Assets and Liabilities

Assets	October 31, 2012
Unaffiliated investments, at value (identified cost, $8,990,589,889)	$9,038,537,870
Affiliated investment, at value (identified cost, $631,913,170)	631,913,170
Cash	37,130,183
Restricted cash*	13,554,205
Foreign currency, at value (identified cost, $13,651,438)	13,663,520
Interest receivable	33,060,102
Interest receivable from affiliated investment	70,003
Receivable for investments sold	42,668,186
Receivable for open forward foreign currency exchange contracts	94,937
Receivable for closed swap contracts	35,306
Prepaid expenses	530,797
Total assets	$9,811,258,279

Liabilities
Payable for investments purchased	$365,093,937
Payable for open forward foreign currency exchange contracts	5,193,917
Payable for open swap contracts	3,803,787
Payable to affiliates:
Investment adviser fee	3,966,637
Trustees’ fees	5,663
Accrued expenses	353,512
Total liabilities	$378,417,453
Net Assets applicable to investors’ interest in Portfolio	$9,432,840,826

Sources of Net Assets
Investors’ capital	$9,391,946,290
Net unrealized appreciation	40,894,536
Total	$9,432,840,826

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

38	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest and other income	$484,896,737
Dividends	5,990,143
Interest allocated from affiliated investment	446,890
Expenses allocated from affiliated investment	(59,158)
Total investment income	$491,274,612

Expenses
Investment adviser fee	$46,845,003
Trustees’ fees and expenses	69,455
Custodian fee	1,841,306
Legal and accounting services	459,434
Miscellaneous	1,290,439
Total expenses	$50,505,637
Deduct —
Reduction of custodian fee	$128
Total expense reductions	$128

Net expenses	$50,505,509

Net investment income	$440,769,103

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$33,033,340
Investment transactions allocated from affiliated investment	7,041
Swap contracts	(1,111,685)
Foreign currency and forward foreign currency exchange contract transactions	31,101,240
Net realized gain	$63,029,936
Change in unrealized appreciation (depreciation) —
Investments	$194,665,096
Swap contracts	(1,007,489)
Foreign currency and forward foreign currency exchange contracts	(8,718,195)
Net change in unrealized appreciation (depreciation)	$184,939,412

Net realized and unrealized gain	$247,969,348

Net increase in net assets from operations	$688,738,451

39	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$440,769,103	$397,412,294
Net realized gain (loss) from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	63,029,936	(18,065,295)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	184,939,412	(100,433,238)
Net increase in net assets from operations	$688,738,451	$278,913,761
Capital transactions —
Contributions	$1,137,173,133	$4,383,895,129
Withdrawals	(2,087,404,801)	(1,465,370,574)
Net increase (decrease) in net assets from capital transactions	$(950,231,668)	$2,918,524,555

Net increase (decrease) in net assets	$(261,493,217)	$3,197,438,316

Net Assets
At beginning of year	$9,694,334,043	$6,496,895,727
At end of year	$9,432,840,826	$9,694,334,043

40	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.54%	0.54%	0.57%	0.61%	0.70%
Net investment income	4.72%	4.31%	4.43%	5.41%	6.50%
Portfolio Turnover	42%	56%	39%	35%	7%

Total Return	7.67%	4.30%	10.51%	27.54%	(22.24)%

Net assets, end of year (000’s omitted)	$9,432,841	$9,694,334	$6,496,896	$4,294,340	$3,056,210

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

41	See Notes to Financial Statements.

Floating Rate Portfolio

October 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Floating Rate Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Floating-Rate Fund, Eaton Vance Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Low Duration Government Income Fund (formerly, Eaton Vance Low Duration Fund), Eaton Vance Short Term Real Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 83.0%, 4.6%, 10.1%, 1.0%, 0.5%, 0.3% and 0.3%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock

42

Floating Rate Portfolio

October 31, 2012

Notes to Financial Statements — continued

exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

43

Floating Rate Portfolio

October 31, 2012

Notes to Financial Statements — continued

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion and 0.460% of average daily net assets of $10 billion or more, and is payable monthly. Effective May 1, 2012, pursuant to an additional fee reduction agreement between the Portfolio and BMR, the portion of the fee on net assets of $10 billion and over is computed as follows: annual rate of 0.460% of the Portfolio’s average daily net assets from $10 billion up to $15 billion, 0.4475% from $15 billion up to $20 billion, 0.4375% from $20 billion up to $25 billion and 0.430% of average daily net assets of $25 billion or more. The fee reductions cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee amounted to $46,845,003 or 0.50% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, principal repayments on Senior Loans and paydowns, aggregated $3,746,407,935 and $4,157,870,920, respectively, for the year ended October 31, 2012.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,622,503,671

Gross unrealized appreciation	$135,168,501
Gross unrealized depreciation	(87,221,132)

Net unrealized appreciation	$47,947,369

The net unrealized depreciation on foreign currency and swap contracts at October 31, 2012 on a federal income tax basis was $7,053,445.

44

Floating Rate Portfolio

October 31, 2012

Notes to Financial Statements — continued

5  Restricted Securities

At October 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc.	10/25/07	2,484	$0	$179,419

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	569	$9,958	$35,847

Total Restricted Securities			$9,958	$215,266

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

11/30/12	British Pound Sterling 55,768,970	United States Dollar 88,250,491	JPMorgan Chase Bank NA	$(1,738,073)
11/30/12	Euro 61,728,903	United States Dollar 77,431,193	Citibank NA	(2,598,202)
12/31/12	British Pound Sterling 26,120,029	United States Dollar 42,173,791	Goldman Sachs International	30,226
12/31/12	British Pound Sterling 3,375,625	United States Dollar 5,449,920	State Street Bank and Trust Co.	3,491
12/31/12	Euro 71,617,803	United States Dollar 92,172,829	HSBC Bank USA	(711,694)
1/31/13	British Pound Sterling 21,666,382	United States Dollar 34,823,292	HSBC Bank USA	(130,695)
1/31/13	Euro 70,539,472	United States Dollar 91,573,637	Deutsche Bank AG	61,220
1/31/13	Swiss Franc 16,380,316	United States Dollar 17,599,126	Citibank NA	(15,253)

				$(5,098,980)

45

Floating Rate Portfolio

October 31, 2012

Notes to Financial Statements — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	$60,000	Receives	3-Month USD-LIBOR-BBA	0.98%	6/24/14	$(780,299)
Citibank NA	60,000	Receives	3-Month USD-LIBOR-BBA	1.81	6/24/16	(3,023,488)

						$(3,803,787)

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk:  Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2012 the fair value of derivatives with credit-related contingent features in a net liability position was $8,997,704. At October 31, 2012, the aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $13,554,205.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $94,937, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $61,220. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$94,937	(1)	$(5,193,917	)(2)

		$94,937		$(5,193,917)

Interest Rate	Swap contracts	$—		$(3,803,787	)(2)

		$—		$(3,803,787)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.
(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts and Payable for open swap contracts, respectively; Net unrealized appreciation.

46

Floating Rate Portfolio

October 31, 2012

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2012 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign Exchange	Forward foreign currency exchange contracts	$31,196,921	(1)	$(9,036,988	)(2)
Interest Rate	Swap contracts	(1,111,685	)(1)	(1,007,489	)(2)

Total		$30,085,236		$(10,044,477)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions and swap contracts, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts and Swap contracts, respectively.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2012, which are indicative of the volume of these derivative types, were approximately $463,978,000 and $120,000,000, respectively.

7  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $800 million ($900 million prior to March 19, 2012) unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2012.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

47

Floating Rate Portfolio

October 31, 2012

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$8,655,003,363	$7,633,965	$8,662,637,328
Corporate Bonds & Notes	—	317,666,291	156,179	317,822,470
Asset-Backed Securities	—	4,818,517	—	4,818,517
Common Stocks	—	15,539,601	37,280,907	52,820,508
Preferred Stocks	—	—	35,847	35,847
Warrants	—	—	403,200	403,200
Short-Term Investments	—	631,913,170	—	631,913,170

Total Investments	$—	$9,624,940,942	$45,510,098	$9,670,451,040
Forward Foreign Currency Exchange Contracts	$—	$94,937	$—	$94,937

Total	$—	$9,625,035,879	$45,510,098	$9,670,545,977

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(5,193,917)	$—	$(5,193,917)
Interest Rate Swaps	—	(3,803,787)	—	(3,803,787)

Total	$—	$(8,997,704)	$—	$(8,997,704)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2012 is not presented.

At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

48

Floating Rate Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Floating Rate Portfolio:

We have audited the accompanying statement of assets and liabilities of Floating Rate Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2012, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Floating Rate Portfolio as of October 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 17, 2012

49

Eaton Vance

Floating-Rate Fund

October 31, 2012

Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust), and Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

50

Eaton Vance

Floating-Rate Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2000

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Scott H. Page 1959	President of the Portfolio	Since 2007	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

51

Eaton Vance

Floating-Rate Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser of Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044-12/12 FRSRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$82,460	$85,690
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$21,060	$21,660
All Other Fees(3)	$900	$930

Total	$104,420	$108,280

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/11	10/31/12
Registrant	$21,960	$22,590
Eaton Vance(1)	$266,431	$566,619

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 14, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 14, 2012

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 14, 2012